Summary of Significant Accounting Policies - Property and Equipment, net (Details)	Dec. 31, 2024
Property, Plant and Equipment, Net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Electronic equipment
Property, Plant and Equipment, Net
Estimated useful life	3 years
Office equipment and furniture | Minimum
Property, Plant and Equipment, Net
Estimated useful life	3 years
Office equipment and furniture | Maximum
Property, Plant and Equipment, Net
Estimated useful life	5 years
Motor vehicles
Property, Plant and Equipment, Net
Estimated useful life	5 years